Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Estimated Useful Life of Intellectual Property
Useful Life
Intellectual Property	10 years

Useful Life
Intellectual Property	10 years